Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Detail) $ in Millions	Dec. 31, 2021 ARS ($)
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 62,678
Other financial assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	181,122
Investment in financial assets [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 53,546